Deferred Tax	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Deferred Tax
Deferred Tax

9. Deferred Tax

	31 March 2021	30 September 2020
	£	£
The deferred tax is made up as follows:
Intangible asset timing differences	1,775,367	1,224,410
Unrelieved tax losses	(1,775,367)	(1,224,410)
	—	—

18.  Deferred Tax

	2020	2019
	£	£
At the beginning of the period	445,723	—
Movement in the year recognised in profit or loss	(445,723)	445,723
At the end of the year	—	445,723
The deferred tax liability/(asset) is made up as follows:
Intangible asset timing differences	1,224,410	556,138
Unrelieved tax losses	(1,224,410)	(110,415)
	—	445,723